Intangible assets and goodwill - Summary Of Reconciliation Of Carrying Amount (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 904	$ 675
Amortization for the year	17	21	$ 236
Ending balance	916	904	675
Accumulated Amortisation and Impairment Losses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,811	1,788
Amortization for the year	17	21
Disposals/Write-off/Derecognition	(1)
Impairment loss		3
Effects of movements in exchange rates		(1)
Ending balance	1,827	1,811	1,788
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,715	2,463
Additions	1	5
Internally developed	28	15
Acquisition through business combination		233
Disposals/Write-off/Derecognition	(1)
Effects of movements in exchange rates		(1)
Ending balance	2,743	2,715	2,463
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	807	647
Impairment loss	0	3	8
Ending balance	807	807	647
Goodwill [Member] | Accumulated Amortisation and Impairment Losses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	68	65
Amortization for the year	0	0
Disposals/Write-off/Derecognition	0
Impairment loss		3
Effects of movements in exchange rates	0	0
Ending balance	68	68	65
Goodwill [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	875	712
Additions	0	0
Internally developed	0	0
Acquisition through business combination		163
Disposals/Write-off/Derecognition	0
Effects of movements in exchange rates	0	0
Ending balance	875	875	712
Trademark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	64	0
Ending balance	59	64	0
Trademark [Member] | Accumulated Amortisation and Impairment Losses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5	0
Amortization for the year	5	5
Disposals/Write-off/Derecognition	0
Impairment loss		0
Effects of movements in exchange rates	0	0
Ending balance	10	5	0
Trademark [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	69	0
Additions	0	0
Internally developed	0	0
Acquisition through business combination		69
Disposals/Write-off/Derecognition	0
Effects of movements in exchange rates	0	0
Ending balance	69	69	0
Non Compete Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Ending balance	0	0	0
Non Compete Agreement [Member] | Accumulated Amortisation and Impairment Losses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,644	1,644
Amortization for the year	0	0
Disposals/Write-off/Derecognition	0
Impairment loss		0
Effects of movements in exchange rates	0	0
Ending balance	1,644	1,644	1,644
Non Compete Agreement [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,644	1,644
Additions	0	0
Internally developed	0	0
Acquisition through business combination		0
Disposals/Write-off/Derecognition	0
Effects of movements in exchange rates	0	0
Ending balance	1,644	1,644	1,644
Other intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	33	28
Ending balance	50	33	28
Other intangible assets [Member] | Accumulated Amortisation and Impairment Losses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	94	79
Amortization for the year	12	16
Disposals/Write-off/Derecognition	(1)
Impairment loss		0
Effects of movements in exchange rates		(1)
Ending balance	105	94	79
Other intangible assets [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	127	107
Additions	1	5
Internally developed	28	15
Acquisition through business combination		1
Disposals/Write-off/Derecognition	(1)
Effects of movements in exchange rates		(1)
Ending balance	$ 155	$ 127	$ 107